Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31, 2017	December 31, 2016
Prepaid voyage and operating costs	$8,022	$8,352
Claims receivable	12,307	9,822
Prepaid other taxes	4,520	4,279
Advances for working capital purposes	18	4,486
Other	2,516	1,957
Total prepaid expenses and other current assets	$27,383	$28,896

Claims receivable mainly represents claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.